Subsequent Events (Details)	Jan. 23, 2026 USD ($)	Dec. 12, 2025 USD ($) $ / shares shares	Feb. 12, 2026 USD ($) $ / shares shares	Feb. 06, 2026 USD ($) $ / shares shares	Jan. 12, 2026 USD ($) Bitcoin	Nov. 03, 2025 shares	Oct. 31, 2025 USD ($) Bitcoin $ / shares shares	Oct. 23, 2025 USD ($) Bitcoin shares	Sep. 29, 2025 $ / shares	Oct. 31, 2024 USD ($) Bitcoin shares
Subsequent Events [Line Items]
Shares of common stock							1,255,785			275,285
Warrants							90,000,000
Number of bitcoins (in Bitcoin) | Bitcoin							100
Price of Bitcoins (in Dollars) | $							$ 10,967,700
Per share value (in Dollars per share) | $ / shares									$ 0.6
Forecast [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars) | $				$ 9,750,000
Share capital				125,000,000
Par value (in Dollars per share) | $ / shares				$ 0.078
Number of ordinary shares				1,125,000,000
Closing market price (in Dollars per share) | $ / shares				$ 0.078
Aggregate of ordinary shares			40,000,000
Warrant [Member]
Subsequent Events [Line Items]
Warrants										5
Share price (in Dollars per share) | $ / shares							$ 0.4
Bitcoin [Member]
Subsequent Events [Line Items]
Number of bitcoins (in Bitcoin) | Bitcoin							100
Price of Bitcoins (in Dollars) | $							$ 10,967,700
Board of Directors [Member] | Forecast [Member]
Subsequent Events [Line Items]
Per share value (in Dollars per share) | $ / shares				10
Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares of common stock							30,000,000	30,000,000
Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share) | $ / shares				$ 0.078
Authorized share capital (in Dollars) | $				$ 97,500,000
Share capital				1,250,000,000
Par value (in Dollars per share) | $ / shares				$ 0.078
Number of ordinary shares				100
Ordinary Shares [Member] | Bitcoin [Member]
Subsequent Events [Line Items]
Shares of common stock						18,440,000
Number of bitcoins (in Bitcoin) | Bitcoin								100
Price of Bitcoins (in Dollars) | $								$ 11,034,000
Share Consolidation [Member] | Forecast [Member]
Subsequent Events [Line Items]
Share capital				1,250,000,000
Share Consolidation [Member] | Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share) | $ / shares				$ 7.8
Number of ordinary shares				1
Per share value (in Dollars per share) | $ / shares				$ 7.8
Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share) | $ / shares			$ 1.5
Par value (in Dollars per share) | $ / shares			$ 0.078
Aggregate of ordinary shares			40,000,000
Aggregate purchase amount (in Dollars) | $			$ 60,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Offering price (in Dollars) | $	$ 500,000,000	$ 500,000,000
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants		1,463,000
Share price (in Dollars per share) | $ / shares		$ 2.422
Subsequent Event [Member] | Bitcoin [Member]
Subsequent Events [Line Items]
Number of bitcoins (in Bitcoin) | Bitcoin					100
Price of Bitcoins (in Dollars) | $					$ 9,139,950
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares of common stock		137,000
Share price (in Dollars per share) | $ / shares		$ 2.5